DIRECT HOSPITALITY EXPENSE	6 Months Ended
Jun. 30, 2022
Disclosure of detailed information about investment property [abstract]
DIRECT HOSPITALITY EXPENSE	DIRECT HOSPITALITY EXPENSE
The components of direct hospitality expense are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2022	2021	2022	2021
Employee compensation and benefits	$59	$26	$111	$46
Cost of food, beverage, and retail goods sold	61	38	115	45
Maintenance and utilities	25	20	53	38
Depreciation and amortization	62	50	135	98
Marketing and advertising	5	6	14	12
Other	65	30	137	52
Total direct hospitality expense	$277	$170	$565	$291